Basis of Preparation	12 Months Ended
Aug. 31, 2022
Basis Of Preparation
Basis of Preparation

2.	Basis of Preparation

a)	Statement of compliance

The Company’s consolidated financial statements, including comparatives, have been prepared in accordance with and using accounting policies in full compliance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved and authorized by the Board of Directors of the Company on November 24, 2022.

b)	Basis of presentation and measurement

These consolidated financial statements have been prepared on a going concern basis under the historical cost basis, except for certain financial assets and liabilities which are measured at fair value, as explained in the accounting policies set out in Note 3.

These financial statements are presented in U.S. dollars with all amounts rounded to the nearest thousand, except for share and per share data, or as otherwise noted. Reference herein of $ or USD is to US dollars, C$ or CAD is to Canadian dollars.

c)	Comparative figures

Certain comparative figures of Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) have been reclassified to conform to current year’s presentation.

The reclassification in presentation resulted in the following impact on the August 31, 2021 Consolidated Statements of Income (Loss) and Comprehensive Income (Loss):

	Reported at August 31, 2021	Presentation reclass	Restated at August 31, 2021
General and administration expense	$(9,027)	$(669)	$(9,696)
Financial instrument related costs and other	4,498	161	4,659
Reclamation expenses	-	(134)	(134)
Loss on disposal of assets	-	(27)	(27)
Foreign exchange	(78)	-	(78)
Interest, net and other expense	(7)	-	(7)
Field, Camp and exploration costs	(669)	669	-
Net loss and comprehensive loss	$(5,283)	$-	$(5,283)